DEBT - Capped Call Options (Details) - Call Option ¥ in Millions, $ in Millions		12 Months Ended
	Oct. 26, 2017 USD ($)	Dec. 31, 2019 CNY (¥) $ / item
Debt Instrument [Line Items]
Cap price of the capped call transactions per ADS		221.31
Premium paid for capped call transactions	$ 27	¥ 177